Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.62%)	(5.76%)	(21.91%)	14.75%	(10.84%)	11.58%	4.29%	13.71%	9.43%
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.44%)	6.88%	(1.05%)	(3.61%)	54.43%
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	8.87%	13.36%	(10.62%)	7.84%	27.92%	16.54%	(5.62%)	5.29%	3.67%	10.02%
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	24.55%	7.05%	(32.62%)	5.67%	39.87%	27.68%	(19.02%)
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.61%	0.93%	6.08%	14.07%	(2.61%)	(0.48%)	(7.37%)	7.39%	(3.15%)	7.21%
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	9.04%	17.01%	(14.84%)	15.66%	50.45%	6.58%	4.44%	19.13%	4.40%	3.38%